TRADE ACCOUNTS RECEIVABLE, NET (Details)		Jun. 30, 2017 CNY (¥)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 CNY (¥)
Third Party
Accounts Receivable, Net, Current, Total		¥ 39,425,911	$ 5,817,245	¥ 38,097,626
Third Party [Member]
Third Party
Trade accounts receivable		43,691,416	6,446,615	42,665,499
Allowance for doubtful accounts		(4,265,505)	(629,370)	(4,567,873)
Accounts Receivable, Net, Current, Total		39,425,911	5,817,245	38,097,626
Third Party - long-term
Allowance for doubtful accounts		0	0	(246,704)
Accounts Receivable, Net, Noncurrent		0	0	2,220,332
Beijing Yabei Nuoda Science and Technology Co Ltd [Member]
Third Party - long-term
Trade accounts receivable	[1]	¥ 0	$ 0	¥ 2,467,036

[1]	The receivable from Yabei Nuoda was recognized primarily from the sale of automation system and services based on written contracts. Based on the repayment agreement signed on September 2, 2015, the outstanding balance was to be collected in three installments during the period from September, 2015 to December, 2017, with each installment of ¥2,467,036 ($364,008). As of June 30, 2017, the Company received the entire balance.